Baron WealthBuilder Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025 (UNAUDITED)

Shares		Cost	Value
Affiliated Mutual Funds (100.03%)
Small Cap (30.23%)
769,228	Baron Discovery Fund - Institutional Shares	$18,650,783	$27,746,060
842,009	Baron Growth Fund - Institutional Shares	77,314,469	70,964,509
2,074,118	Baron Small Cap Fund - Institutional Shares	66,155,364	69,213,316

Total Small Cap		162,120,616	167,923,885

Small/Mid Cap (7.15%)
737,638	Baron Focused Growth Fund - Institutional Shares	22,070,991	39,707,036

Mid Cap (9.37%)
528,747	Baron Asset Fund - Institutional Shares	46,802,863	52,055,171

Large Cap (8.91%)
730,133	Baron Durable Advantage Fund - Institutional Shares	12,268,523	23,729,316
379,863	Baron Fifth Avenue Growth Fund - Institutional Shares	11,974,863	25,754,736

Total Large Cap		24,243,386	49,484,052

All Cap (20.07%)
439,959	Baron Opportunity Fund - Institutional Shares	9,931,456	25,407,657
380,961	Baron Partners Fund - Institutional Shares	28,639,688	86,101,105

Total All Cap		38,571,144	111,508,762

Non-U.S./Global (10.67%)
891,891	Baron Emerging Markets Fund - Institutional Shares	12,222,287	17,614,844
496,367	Baron Global Opportunity Fund - Institutional Shares	13,035,637	23,656,869
537,617	Baron International Growth Fund - Institutional Shares	13,811,934	18,015,539

Total Non-U.S./Global		39,069,858	59,287,252

Sector (13.63%)
731,647	Baron FinTech Fund - Institutional Shares	9,525,078	13,220,868
775,854	Baron Health Care Fund - Institutional Shares	13,595,125	14,570,543
823,273	Baron Real Estate Fund - Institutional Shares	26,764,321	34,478,659
780,350	Baron Real Estate Income Fund - Institutional Shares	12,186,822	13,453,236

Total Sector		62,071,346	75,723,306

Total Affiliated Mutual Funds (100.03%)		$394,950,204	555,689,464

Liabilities Less Cash and Other Assets (-0.03%)			(142,895)

Net Assets			$555,546,569

%	Represents percentage of net assets.

All Affiliated Mutual Funds are Level 1, see footnote 2f for dividend income and other distributions.

See Notes to Portfolio of Investments.

Baron WealthBuilder Fund	September 30, 2025

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds (the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron WealthBuilder Fund	September 30, 2025

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

d) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer*	Shares Held at December 31, 2024	Value at December 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at September 30, 2025	Value at September 30, 2025	% of Net Assets at September 30, 2025
“Affiliated” Company as of September 30, 2025:
Baron Asset Fund	570,359	$55,986,404	$—	$3,823,393	$621,847	$(729,687)	$—	$—	528,747	$52,055,171	9.37%
Baron Discovery Fund	857,172	27,918,099	—	2,753,457	2,449,250	132,168	—	—	769,228	27,746,060	5.00%
Baron Durable Advantage Fund	684,537	19,591,455	1,405,323	152,240	2,872,874	11,904	—	—	730,133	23,729,316	4.27%
Baron Emerging Markets Fund	996,621	14,959,276	28,494	1,678,106	4,484,218	(179,038)	28,494	—	891,891	17,614,844	3.17%
Baron Fifth Avenue Growth Fund	443,011	26,266,119	—	3,669,004	1,909,614	1,248,007	—	—	379,863	25,754,736	4.64%
Baron FinTech Fund	909,258	15,921,109	—	2,994,019	78,012	215,766	—	—	731,647	13,220,868	2.38%
Baron Focused Growth Fund	842,345	41,662,400	—	4,872,073	2,648,502	268,207	—	—	737,638	39,707,036	7.15%
Baron Global Opportunity Fund	572,645	22,797,003	—	3,146,391	3,026,079	980,178	—	—	496,367	23,656,869	4.26%
Baron Growth Fund	816,685	78,050,584	7,821,688	5,631,991	(7,690,866)	(1,584,906)	—	—	842,009	70,964,509	12.77%
Baron Health Care Fund	747,514	14,397,113	549,825	—	(376,395)	—	—	—	775,854	14,570,543	2.62%
Baron International Growth Fund	586,958	15,753,949	—	1,317,900	3,926,052	(346,562)	—	—	537,617	18,015,539	3.24%
Baron Opportunity Fund	536,911	27,097,896	—	4,850,568	1,600,279	1,560,050	—	—	439,959	25,407,657	4.57%
Baron Partners Fund	431,208	94,744,922	3,020,788	13,654,585	(715,175)	2,705,155	—	1,696,700	380,961	86,101,105	15.50%
Baron Real Estate Fund	861,396	34,498,911	661,468	2,087,565	1,544,930	(139,085)	—	661,468	823,273	34,478,659	6.21%
Baron Real Estate Income Fund	769,285	12,916,296	185,518	—	351,422	—	185,518		780,350	13,453,236	2.42%
Baron Small Cap Fund	2,118,619	70,062,718	621,283	2,210,894	1,130,790	(390,581)	—		2,074,118	69,213,316	12.46%

		$572,624,254	$14,294,387	$52,842,186	$17,861,433	$3,751,576	$214,012	2,358,168		$555,689,464	100.03%

*	Institutional Shares.

Baron WealthBuilder Fund	September 30, 2025

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.